Defiance Drone and Modern Warfare ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 6.1%
AST SpaceMobile, Inc. (a)	45,629	$3,781,275
Iridium Communications, Inc.	43,257	1,199,949
		4,981,224

Industrials - 66.6% (b)
AeroVironment, Inc. (a)	17,537	3,210,148
AIRO Group Holdings, Inc. (a)	166,525	1,266,423
Archer Aviation, Inc. - Class A (a)	813,247	4,204,487
BlackSky Technology, Inc. (a)	102,564	2,580,510
CACI International, Inc. - Class A (a)	1,645	894,666
Chemring Group PLC	77,259	517,559
Cohort PLC	30,918	494,968
DroneShield Ltd. (a)	544,237	1,420,167
Elbit Systems, Ltd.	557	472,943
Electro Optic Systems Holdings Ltd. (a)	284,014	1,558,112
Exail Technologies SA (a)	3,426	469,748
General Dynamics Corp.	1,437	493,207
Hensoldt AG	5,951	518,373
Intuitive Machines, Inc. (a)	260,284	4,830,871
Joby Aviation, Inc. (a)	273,251	2,257,053
Kratos Defense & Security Solutions, Inc. (a)	24,917	1,756,898
L3Harris Technologies, Inc.	1,566	540,505
Leidos Holdings, Inc.	4,346	675,890
Mercury Systems, Inc. (a)	12,089	881,409
Parsons Corp. (a)	20,763	1,124,732
Planet Labs PBC (a)	73,721	2,060,502
QinetiQ Group PLC	79,503	475,978
Red Cat Holdings, Inc. (a)	435,854	5,705,329
Redwire Corp. (a)	903,590	7,680,515
Rocket Lab Corp. (a)	49,351	3,169,321
RTX Corp.	2,569	495,560
Saab AB	7,281	471,884
Science Applications International Corp.	11,228	1,065,762
Spire Global, Inc. (a)	95,664	1,203,453
Swarmer, Inc. (a)	14,064	663,821
Thales SA	1,792	520,524
Vertical Aerospace Ltd. (a)	492,136	1,087,621
		54,768,939

Information Technology - 26.7% (b)
C3.ai, Inc. - Class A (a)	504,976	4,251,898
Elsight Ltd. (a)	127,453	474,870
Frequency Electronics, Inc. (a)	42,693	1,889,592
Kraken Robotics, Inc. (a)	74,787	428,717
Ondas, Inc. (a)	770,565	6,965,908
Palantir Technologies, Inc. - Class A (a)	9,421	1,378,104
Telos Corp. (a)	196,314	822,556
Unusual Machines, Inc. (a)	465,542	5,772,721
		21,984,366
TOTAL COMMON STOCKS (Cost $80,186,003)		81,734,529

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (c)	1,798,823	1,798,823
TOTAL MONEY MARKET FUNDS (Cost $1,798,823)		1,798,823

TOTAL INVESTMENTS - 101.6% (Cost $81,984,826)		83,533,352
Liabilities in Excess of Other Assets - (1.6)%		(1,303,808)
TOTAL NET ASSETS - 100.0%		$82,229,544

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Defiance Drone and Modern Warfare ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$81,734,529	$–	$–	$81,734,529
Money Market Funds	1,798,823	–	–	1,798,823
Total Investments	$83,533,352	$–	$–	$83,533,352

Refer to the Schedule of Investments for further disaggregation of investment categories.